Note 9. Effect of Recast on Prior Period Reporting Due to Adoption of ASU 2017-11 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NET LOSS APPLICABLE TO COMMON STOCKHOLDERS	$ (1,309,603)	$ (885,673)
Non Convertible Promissory Note
Amortization of Deferred Charges	909	1,019
Convertible Promissory Note
Amortization of Deferred Charges	$ 32,726	36,681
Restatement Adjustment
Change in fair value of derivative liability		325,719	$ (2,049,663)	$ 1,904,233
Amortization of Debt Discount (Premium)		73,567	$ 46,886	$ 22,254
NET LOSS APPLICABLE TO COMMON STOCKHOLDERS		(885,673)
Scenario, Previously Reported
NET LOSS APPLICABLE TO COMMON STOCKHOLDERS		$ (1,284,959)